FAIR VALUE MEASUREMENTS, Key Inputs to Monte Carlo Simulation and Black-Scholes-Merton Model (Q3) (Details)	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Measurement input	5 years	5 years
Private Placement Warrants [Member] | Risk Free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0098	0.0056
Private Placement Warrants [Member] | Trading Days Per Year [Member]
Fair Value Measurements [Abstract]
Measurement input	252 days	252 days
Private Placement Warrants [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.220	0.280
Private Placement Warrants [Member] | Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input	11.50	11.50
Private Placement Warrants [Member] | Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.00	9.54